Significant Accounting Policies (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 28, 2023	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Significant Accounting Policies (Details) [Line Items]
Current loan outstanding			$ 2.5
Non current portion of loan outstanding			13.6
Loan aggregate amount	$ 15,914,615
Conversion price per share (in Dollars per share)	$ 5.4
Convertible note payable			606,786
Underwriting discounts			$ 21,000,000
Ordinary shares consolidation authorized and issued, description			On January 31, 2023, the Company completed a 1 for 40 share consolidation of its authorized and issued ordinary shares whereby every forty shares were consolidated into one share.
Ordinary shares authorized (in Shares)			300,000,000		7,500,000
Inventories			$ 3,090,283
Impairment loss			1,263,040
Impairment loss on robot assets			$ 1,591,766
Revenues amount				16,808,399
Revenue from related party				$ 134,123
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.003
Ordinary shares authorized (in Shares)		7,500,000
Revenue recognize
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.12
Ordinary shares authorized (in Shares)		300,000,000
Revenue recognize					$ 428,839